Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Issued Capital

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2022	82,442,210	$2,221.9
Issued pursuant to equity compensation plans (1)	229,963	0.6
Repurchase of common shares for cancellation	(5,083,635)	(47.4)
Balance, December 31, 2023	77,588,538	2,175.1
Issued pursuant to equity compensation plans (1)	581,084	2.5
Repurchase of common shares for cancellation	(4,484,820)	(41.7)
Tax on repurchases of common shares (2)	-	(0.7)
Balance, December 31, 2024	73,684,802	$2,135.2

(1)
Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
(2)
Includes tax associated with share repurchases less share issuances under the Company's share-based compensation plans.

Summary of Other Reserves

	Year ended December 31
Other Reserves	2024	2023
Balance, beginning of year	$104.1	$101.2
Share-based compensation expense	8.2	8.0
Net benefit on options exercised (1)	(3.7)	(5.1)
Balance, end of year	$108.6	$104.1

(1)
Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.